Schedule of Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash at bank	$ 50,388	$ 32,460
Fixed deposit with licensed bank		17,423
Total cash and cash equivalents	$ 50,388	$ 49,883